Active Value ETF Investment Strategy - Active Value ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The adviser seeks to meet its objective by investing primarily in equity securities that the adviser identifies to be attractively valued given their growth potential over a long-term time horizon. Under normal circumstances, the Fund will invest at least 80% of its Assets in securities of value companies.Value companies are those that the adviser believes are undervalued or attractively valued, based on one or more of the following factors: how the stock price compares to the company's sales, earnings, and assets, as well as the overall value of the company compared to its sales and the capital invested in it.“Assets” means net assets, plus the amount of any borrowings for investment purposes. The securities held by the Fund will predominantly be of companies with market capitalizations similar to those within the universe of the Russell 1000® Value Index (which includes both large cap and mid cap companies). As of September 30, 2026, the market capitalizations of the companies in the Russell 1000® Value Index ranged from $1.76 billion to $4.81 trillion. The Fund may also invest significantly in depositary receipts. Depositary receipts are financial instruments representing a foreign company’s publicly traded securities. A depository receipt trades on a stock exchange in a country different from the company’s local market. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will mainly use futures contracts to more effectively gain targeted equity exposure from its cash positions. Investment Process: The adviser invests in companies whose securities are, in the adviser’s opinion, undervalued when purchased, but which have the potential to increase the intrinsic value per share. The “intrinsic value” of a stock is an expression of what the adviser believes to be the stock’s true worth. The adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser’s analysis includes a review of proprietary data, information self-reported by companies, data from third-party vendors and internal fundamental research.The portfolio managers leverage the adviser’s U.S. Value strategy and the adviser’s Large Cap Value strategy to construct a portfolio for the Fund. The Fund’s portfolio managers each manage one of these other strategies and will draw on the insights from the other strategies in managing the Fund. While the Fund’s portfolio holdings will overlap with these strategies, the Fund’s strategy is unique and its holdings and performance will be different from an investment in each of these other two strategies directly. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity. The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.